UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue, Tower II, 4th Floor Kansas City, Missouri 64102

Julie A Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

RMR Preferred Dividend Fund

Portfolio of Investments — March 31, 2009 (unaudited)

Company	Shares	Value
Preferred Stocks — 122.1%
Real Estate Investment Trusts — 122.1%
Apartments — 3.8%
Apartment Investment & Management Co., Series V	6,500	$70,395
BRE Properties, Inc., Series D	3,000	44,130
		114,525
Diversified — 24.1%
Digital Realty Trust, Inc., Series A	5,000	87,200
Duke Realty Corp., Series N	3,500	30,135
LBA Realty LLC, Series B (a)	23,950	191,600
Lexington Realty Trust, Series B	33,350	303,485
National Retail Properties, Inc., Series C	2,800	42,588
Prologis Trust, Series G	1,900	14,839
Vornado Realty Trust, Series E	3,500	51,660
		721,507
Health Care — 13.0%
HCP, Inc., Series E	1,100	19,789
Health Care REIT, Inc., Series F	4,275	82,593
LTC Properties, Inc., Series F	2,500	51,388
OMEGA Healthcare Investors Inc., Series D	13,100	235,800
		389,570
Hospitality — 22.2%
Ashford Hospitality Trust, Series A	6,810	48,351
Eagle Hospitality Properties Trust, Inc., Series A (a) (b)	95,000	61,750
Entertainment Properties Trust, Series B	12,145	117,807
Grace Acquisition I, Inc., Series B (b)	83,800	21,788
Grace Acquisition I, Inc., Series C (a) (b)	18,900	12,285
Hersha Hospitality Trust, Series A	23,100	188,265
LaSalle Hotel Properties, Series E	5,900	63,543
LaSalle Hotel Properties, Series G	10,000	95,000
Strategic Hotels & Resorts, Inc., Series B (b)	23,450	58,625
		667,414
Mortgage — 1.7%
NorthStar Realty Finance Corp., Series A	5,500	45,595
NorthStar Realty Finance Corp., Series B	105	828
RAIT Financial Trust, Series C	700	4,466
		50,889
Office — 41.8%
Alexandria Real Estate Equities, Inc., Series C	12,120	236,340
BioMed Realty Trust, Inc., Series A	18,350	196,895
Corporate Office Properties Trust, Series G	4,900	93,100
DRA CRT Acquisition Corp., Series A	35,060	175,300
Kilroy Realty Corp., Series E	15,000	195,750
Parkway Properties, Inc., Series D	17,100	252,225
SL Green Realty Corp., Series D	10,000	103,500
		1,253,110
Retail — 14.2%
Cedar Shopping Centers, Inc., Series A	19,999	173,991
Glimcher Realty Trust, Series F	9,800	57,036
Glimcher Realty Trust, Series G	18,000	86,760
Kimco Realty Corp., Series F	2,000	23,000
Kimco Realty Corp., Series G	1,700	23,205
Regency Centers Corp., Series C	1,700	28,050
Regency Centers Corp., Series D	800	12,616
Weingarten Realty Investors, Series F	1,800	20,142
		424,800
Storage — 1.3%
Public Storage, Inc. Series X	2,300	37,904

See notes to portfolio of investments.

Company	Shares	Value
Total Real Estate Investment Trusts (Cost $10,829,725)		3,659,719
Total Preferred Stocks (Cost $10,829,725)		3,659,719
Common Stocks — 19.9%
Real Estate Investment Trusts — 12.8%
Apartments — 7.6%
Apartment Investment & Management Co.	474	$2,597
Associated Estates Realty Corp.	9,000	51,120
AvalonBay Communities, Inc.	309	14,542
Home Properties, Inc.	200	6,130
Mid-America Apartment Communities, Inc.	5,000	154,150
		228,539
Diversified — 0.3%
Vornado Realty Trust	305	10,138
Health Care — 1.3%
Cogdell Spencer, Inc.	7,500	38,250
Office — 2.8%
BioMed Realty Trust, Inc.	3,000	20,310
Kilroy Realty Corp.	2,500	42,975
SL Green Realty Corp.	1,900	20,520
		83,805
Retail — 0.8%
Kimco Realty Corp.	3,000	22,860
Total Real Estate Investment Trusts (Cost $469,600)		383,592
Other — 7.1%
Carador PLC (a) (Cost $1,500,000)	1,124,490	213,653
Total Common Stocks (Cost $1,969,600)		597,245
Other Investment Companies — 1.3%
Ultra Real Estate ProShares	3,050	7,473
UltraShort Real Estate ProShares	600	31,638
Total Other Investment Companies (Cost $118,439)		39,111
Short-Term Investments — 10.1%
Other Investment Companies — 10.1%
Dreyfus Cash Management, Institutional Shares, 0.74% (c) (Cost $303,411)	303,411	303,411
Total Investments — 153.4% (Cost $13,221,175) (d)		4,599,486
Other assets less liabilities — (0.1)%		(1,563)
Preferred Shares, at liquidation preference — (53.3)%		(1,600,000)
Net Assets applicable to common shareholders — 100%		$2,997,923

Notes to Portfolio of Investments

(a)          As of March 31, 2009, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $479,288 and 10.4% of market value.

(b)         As of March 31, 2009, this security had discontinued paying distributions.

(c)          Rate reflects 7 day yield as of March 31, 2009.

(d)         Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2009, are as follows:

Cost	$13,221,175

Gross unrealized appreciation	$29,496

Gross unrealized depreciation	(8,651,185)

Net unrealized depreciation	$(8,621,689)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$4,120,198
Level 2 — Other significant observable inputs	479,288
Level 3 — Significant unobservable inputs	—
Total	$4,599,486

There were no investments in securities characterized as Level 3 on December 31, 2008, or March 31, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 22, 2009